Asset Retirement Obligations (Tables)	9 Months Ended
Mar. 31, 2014
Asset Retirement Obligations
Schedule of assumed ARO liability from the acquisition of assets

Asset retirement obligations, at June 30, 2013	$—
Activity during the period:	—
Liabilities incurred during the period	—
Liabilities settled during the period	—
Adjustment to liability due to acquisitions	5,449,254
Adjustment to liability due to divestitures	—
Accretion of discount	173,856
Asset retirement obligations, at March 31, 2014	5,623,110
Less current portion	—
Long-term portion	$5,623,110